UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2016 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Government Agencies - 41.0%	Purchase (%)	Amount($)		Value($)
Federal Farm Credit Bank:
11/1/16	0.51	280,000,000	[a]	280,000,088
11/1/16	0.55	300,000,000	[a]	299,973,057
11/1/16	0.58	75,000,000	[a]	75,027,497
11/1/16	0.59	25,000,000	[a]	24,973,023
11/1/16	0.59	109,000,000	[a]	109,012,551
11/1/16	0.61	50,000,000	[a]	49,993,258
11/1/16	0.63	50,000,000	[a]	50,071,689
11/1/16	0.63	115,000,000	[a]	114,981,442
11/1/16	0.63	140,000,000	[a]	139,850,997
11/1/16	0.63	125,000,000	[a]	124,812,943
11/1/16	0.65	100,000,000	[a]	99,929,176
11/1/16	0.67	100,000,000	[a]	99,964,250
11/1/16	0.68	125,000,000	[a]	124,976,564
11/1/16	0.68	150,000,000	[a]	149,970,970
11/1/16	0.68	250,000,000	[a]	249,951,064
11/6/16	0.52	225,000,000	[a]	224,992,775
11/6/16	0.61	200,000,000	[a]	200,000,000
11/8/16	0.61	207,500,000	[a]	207,496,174
11/12/16	0.64	150,000,000	[a]	150,000,000
11/21/16	0.51	225,000,000	[a]	225,005,341
11/21/16	0.65	250,000,000	[a]	249,979,389
11/23/16	0.69	110,000,000	[a]	109,980,083
11/25/16	0.69	75,000,000	[a]	74,981,672
11/26/16	0.52	100,000,000	[a]	100,020,875
11/28/16	0.57	225,000,000	[a]	224,978,452
11/28/16	0.69	85,000,000	[a]	85,000,000
11/29/16	0.65	170,000,000	[a]	170,040,957
12/1/16	0.58	200,000,000	[a]	199,979,846
12/22/16	0.36	50,000,000		49,974,854
1/13/17	0.37	20,000,000		20,002,036
2/16/17	0.50	60,000,000		59,910,833
Federal Home Loan Bank:
11/1/16	0.54	150,000,000	[a]	149,991,799
11/3/16	0.30	315,000,000		314,994,750
11/5/16	0.60	200,000,000	[a]	200,000,000
11/7/16	0.30	365,000,000		364,981,750
11/7/16	0.50	155,000,000	[a]	154,992,802
11/7/16	0.58	300,000,000	[a]	300,000,000
11/9/16	0.44	171,000,000		170,983,215
11/10/16	0.30	600,000,000		599,955,750
11/14/16	0.45	100,000,000		99,983,822
11/16/16	0.44	125,900,000		125,876,918
11/22/16	0.81	50,000,000	[a]	50,000,000
11/23/16	0.61	750,000,000	[a]	750,000,000
11/25/16	0.34	258,120,000		258,061,493
11/25/16	0.54	170,000,000	[a]	169,996,698
11/25/16	0.62	84,000,000	[a]	84,000,000
11/26/16	0.63	500,000,000	[a]	499,985,491
11/27/16	0.61	300,000,000	[a]	300,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
U.S. Government Agencies - 41.0%	on Date of	Principal
(continued)	Purchase (%)	Amount($)		Value($)
Federal Home Loan Bank: (continued)
11/28/16	0.31	393,092,000		393,002,080
11/28/16	0.54	250,000,000	[a]	250,000,000
11/28/16	0.55	149,500,000	[a]	149,499,959
11/28/16	0.59	200,000,000	[a]	200,000,000
11/28/16	0.67	250,000,000	[a]	250,000,000
12/14/16	0.74	200,000,000	[a]	199,962,630
12/14/16	0.81	200,000,000	[a]	200,000,000
12/15/16	0.36	147,500,000		147,435,100
12/16/16	0.41	100,000,000		99,948,750
12/19/16	0.34	100,000,000		99,955,333
12/21/16	0.30	399,000,000		398,833,750
12/22/16	0.31	250,000,000		249,891,979
12/23/16	0.28	125,000,000		124,949,444
12/27/16	0.42	25,000,000		24,983,667
12/28/16	0.29	517,605,000		517,366,113
12/29/16	0.30	250,000,000		249,879,167
12/29/16	0.82	350,000,000	[a]	350,000,000
12/30/16	0.40	141,211,000		141,119,385
1/10/17	0.35	75,000,000		74,948,958
1/11/17	0.37	142,120,000		142,016,055
1/13/17	0.36	460,991,000		460,654,477
1/13/17	0.83	500,000,000	[a]	500,000,000
1/18/17	0.34	275,200,000		274,995,761
1/19/17	0.82	300,000,000	[a]	300,000,000
1/20/17	0.35	1,501,421,000		1,500,249,900
1/25/17	0.38	32,600,000		32,570,751
1/27/17	0.81	581,700,000	[a]	581,659,232
2/1/17	0.45	130,110,000		129,961,926
2/3/17	0.40	56,469,000		56,410,021
2/6/17	0.35	260,000,000		259,754,806
2/6/17	0.57	100,000,000		99,992,906
2/28/17	0.50	125,000,000		124,793,403
3/6/17	0.45	75,000,000		74,882,813
3/8/17	0.53	394,386,000		393,648,605
3/10/17	0.54	43,375,000		43,291,069
3/31/17	0.47	93,000,000		92,819,813
Federal Home Loan Mortgage Corp.:
11/17/16	0.34	108,900,000	[b]	108,883,544
5/4/17	0.42	200,000,000	[a,b]	200,000,000
Federal National Mortgage Association:
11/8/16	0.55	200,000,000	[a,b]	199,982,786
11/26/16	0.56	361,000,000	[a,b]	360,991,333
12/21/16	0.81	500,000,000	[a,b]	500,000,000
Total U.S. Government Agencies
(cost $19,498,971,860)				19,498,971,860
U.S. Treasury Bills - 2.3%
11/25/16	0.31	125,000,000		124,974,583
1/12/17	0.35	1,000,000,000		999,300,000
Total U.S. Treasury Bills
(cost $1,124,274,583)				1,124,274,583
U.S. Treasury Notes - 10.0%
11/15/16	0.76	35,000,000		35,051,007
11/30/16	0.32	271,000,000		271,036,608

	Annualized Yield
	on Date of	Principal
U.S. Treasury Notes - 10.0% (continued)	Purchase (%)	Amount($)	Value($)
12/31/16	0.40	448,000,000	448,159,284
1/31/17	0.34	565,000,000	565,207,354
1/31/17	0.36	50,000,000	50,063,167
1/31/17	0.36	300,000,000	302,041,377
2/15/17	0.38	260,000,000	263,166,435
2/15/17	0.48	67,000,000	67,025,823
2/28/17	0.45	250,000,000	250,038,530
2/28/17	0.47	500,000,000	500,663,630
3/15/17	0.53	435,000,000	435,353,728
3/31/17	0.48	525,000,000	526,109,494
3/31/17	0.50	200,000,000	199,991,050
4/30/17	0.54	375,000,000	375,614,965
5/15/17	0.56	300,000,000	300,474,461
5/31/17	0.56	150,000,000	150,050,462
Total U.S. Treasury Notes
(cost $4,740,047,375)			4,740,047,375
Repurchase Agreements - 47.5%
ABN AMRO Bank	0.32	500,000,000	500,000,000
dated 10/27/16, due 11/3/16 in the
amount of $500,031,111 (fully
collateralized by $502,804,700 U.S.
Treasuries (including strips), 0.50%-
1.75%, due 7/31/17-5/15/26, value
$510,804,245)
ABN AMRO Bank	0.35	410,000,000	410,000,000
dated 10/31/16, due 11/1/16 in the
amount of $410,003,986 (fully
collateralized by $1,059,462,925
Agency Mortgage-Backed Securities,
Interest Only, due 4/20/39-4/20/46,
value $418,350,242)
Bank of Nova Scotia	0.30	220,000,000	220,000,000
dated 10/31/16, due 11/1/16 in the
amount of $220,001,833 (fully
collateralized by $212,509,758 U.S.
Treasuries (including strips), 0.13%-
6.25%, due 2/28/17-2/15/44, value
$224,542,835)
Bank of Nova Scotia	0.31	400,000,000	400,000,000
dated 10/31/16, due 11/1/16 in the
amount of $400,003,444 (fully
collateralized by $190,049,000
Agency Debentures and Agency
Strips, 0.75%-6.25%, due 1/17/17-
5/15/29, value $210,494,553 and
$336,539,538 Agency Mortgage-
Backed Securities, Interest Only, due
2/1/21-7/1/46, value
$197,489,246)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 47.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Barclays Capital. Inc.	0.32	300,000,000	300,000,000
dated 10/31/16, due 11/1/16 in the
amount of $300,002,667 (fully
collateralized by $270,026,271 U.S.
Treasuries (including strips), 0%-
4.25%, due 8/15/18-5/15/46, value
$306,000,001)
BNP Paribas	0.30	100,000,000	100,000,000
dated 10/28/16, due 11/4/16 in the
amount of $100,005,833 (fully
collateralized by $100,430,800 U.S.
Treasuries (including strips), 1.75%,
due 1/31/23, value $102,000,031)
CIBC World Markets PLC	0.29	1,150,000,000	1,150,000,000
dated 10/31/16, due 11/1/16 in the
amount of $1,150,009,264 (fully
collateralized by $1,067,396,000 U.S.
Treasuries (including strips), 1.50%-
3.75%, due 3/31/23-2/15/45, value
$1,173,003,765)
Citigroup Global Markets Holdings Inc.	0.26	200,000,000	200,000,000
dated 10/31/16, due 11/1/16 in the
amount of $200,001,444 (fully
collateralized by $193,629,400 U.S.
Treasuries (including strips), 2.25%-
2.38%, due 8/15/24-11/15/24,
value $204,000,038)
Citigroup Global Markets Holdings Inc.	0.33	250,000,000	250,000,000
dated 10/31/16, due 11/1/16 in the
amount of $250,002,292 (fully
collateralized by $264,187,000
Agency Debentures and Agency
Strips, 0%-8.63%, due 11/28/16-
9/15/65, value $255,000,989)
Credit Agricole CIB	0.32	649,000,000	649,000,000
dated 10/31/16, due 11/1/16 in the
amount of $649,005,769 (fully
collateralized by $626,616,122 U.S.
Treasuries (including strips), 0.13%-
3.75%, due 4/15/17-11/15/43,
value $661,980,000)
Credit Agricole CIB	0.32	500,000,000	500,000,000
dated 10/25/16, due 11/1/16 in the
amount of $500,031,111 (fully
collateralized by $139,450,503
Agency Mortgage-Backed Securities,
Interest Only, due 1/1/27-8/20/66,
value $127,303,794 and
$358,800,000 U.S. Treasuries
(including strips), 2.38%-2.63%, due
11/15/20-8/15/24, value
$382,900,000)

	Annualized Yield
Repurchase Agreements - 47.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Credit Agricole CIB	0.34	500,000,000	500,000,000
dated 10/27/16, due 11/3/16 in the
amount of $500,033,056 (fully
collateralized by $500,000,000 U.S.
Treasuries (including strips), 1.75%,
due 2/28/22, value $510,000,019)
Federal Reserve Bank of New York	0.25	4,900,000,000	4,900,000,000
dated 10/31/16, due 11/1/16 in the
amount of $4,900,034,028 (fully
collateralized by $4,351,490,400 U.S.
Treasuries (including strips), 1.38%-
3.63%, due 8/15/19-8/15/43, value
$4,900,034,053)

Goldman, Sachs & Co.	0.32	250,000,000	250,000,000
dated 10/31/16, due 11/1/16 in the
amount of $250,002,222 (fully
collateralized by $317,905,819
Agency Mortgage-Backed Securities,
Interest Only, due 3/1/23-10/1/46,
value $255,000,000)
HSBC USA Inc.	0.26	500,000,000	500,000,000
dated 10/31/16, due 11/1/16 in the
amount of $500,003,611 (fully
collateralized by $315,720,600 U.S.
Treasuries (including strips), 0.75%-
3.63%, due 4/15/28-2/15/44, value
$510,003,882)
HSBC USA Inc.	0.28	1,140,000,000	1,140,000,000
dated 10/31/16, due 11/1/16 in the
amount of $1,140,008,867 (fully
collateralized by $976,507,600 U.S.
Treasuries (including strips), 0%-
3.88%, due 4/27/17-2/15/46, value
$1,162,803,020)
JPMorgan Chase & Co.	0.31	30,000,000	30,000,000
dated 10/31/16, due 11/1/16 in the
amount of $30,000,258 (fully
collateralized by $30,195,000 U.S.
Treasuries (including strips),1.63%-
1.75%, due 1/31/23-10/31/23,
value $30,604,453)
JPMorgan Chase & Co.	0.48	150,000,000	150,000,000
dated 10/6/16, due 11/4/16 in the
amount of $150,058,000 (fully
collateralized by $187,323,428
Agency Collateralized Mortgage
Obligation, Interest Only, due
11/20/39-9/20/46, value
$153,001,561)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 47.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Mizuho Securities USA	0.33	100,000,000	100,000,000
dated 10/31/16, due 11/1/16 in the
amount of $100,000,917 (fully
collateralized by $100,511,400 U.S.
Treasuries (including strips), 1.38%-
3.25%, due 1/31/17-9/30/22, value
$102,000,083)
Natixis New York Branch	0.32	1,435,000,000	1,435,000,000
dated 10/31/16, due 11/1/16 in the
amount of $1,435,012,756 (fully
collateralized by $1,391,898,743 U.S.
Treasuries (including strips), 0%-
6%, due 4/6/17-2/15/46, value
$1,463,227,673)
Natixis New York Branch	0.34	3,500,000,000	3,500,000,000
dated 10/27/16, due 11/3/16 in the
amount of $3,500,231,389 (fully
collateralized by $3,417,137,780 U.S.
Treasuries (including strips), 0.13%-
4.50%, due 4/15/17-2/15/46, value
$3,570,019,769)
Prudential Insurance	0.36	169,319,375	169,319,375
dated 10/31/16, due 11/1/16 in the
amount of $169,321,068 (fully
collateralized by $253,800,000
Agency Mortgage-Backed Securities,
Interest Only, due 5/1/42-12/1/42,
value $172,705,763)
RBC Capital Markets	0.29	250,000,000	250,000,000
dated 10/31/16, due 11/1/16 in the
amount of $250,002,014 (fully
collateralized by $240,359,500 U.S.
Treasuries (including strips), 0%-
7.63%, due 11/30/16-2/15/45,
value $255,000,062)
RBC Capital Markets	0.32	250,000,000	250,000,000
dated 10/31/16, due 11/1/16 in the
amount of $250,002,222 (fully
collateralized by $297,793,598
Agency Mortgage-Backed Securities,
Interest Only, due 1/1/20-6/1/46,
value $254,655,484)

	Annualized Yield
Repurchase Agreements - 47.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Societe Generale	0.31	250,000,000	250,000,000
dated 10/25/16, due 11/1/16 in the
amount of $250,015,069 (fully
collateralized by $198,506,483
Agency Collateralized Mortgage
Obligation, Interest Only, due
9/15/22-1/25/46, value
$60,785,977, $29,600,000 Agency
Debentures and Agency Strips,
1.25%, due 7/26/19, value
$29,600,000, $113,598,584 Agency
Mortgage-Backed Securities, Interest
Only, due 5/1/18-7/1/45, value
$50,717,496 and $111,112,000 U.S.
Treasuries (including strips), 0%-
3.63%, due 11/3/16-2/15/44, value
$117,214,972)
Societe Generale	0.34	250,000,000	250,000,000
dated 10/31/16, due 11/1/16 in the
amount of $250,002,361 (fully
collateralized by $22,001,428
Agency Collateralized Mortgage
Obligation, Interest Only, due
9/15/22-10/20/34, value $181,646
and $475,000,000 Agency Mortgage-
Backed Securities, Interest Only, due
9/20/42-8/20/44, value
$255,000,000)
Societe Generale	0.38	500,000,000	500,000,000
dated 10/13/16, due 11/14/16 in
the amount of $500,168,889 (fully
collateralized by $474,927,500 U.S.
Treasuries (including strips), 0%-
3.13%, due 11/3/16-2/15/46, value
$509,972,388)
Wells Fargo Bank N.A.	0.34	250,000,000	250,000,000
dated 10/31/16, due 11/1/16 in the
amount of $250,002,361 (fully
collateralized by $371,100,000
Agency Mortgage-Backed Securities,
Interest Only, due 5/1/42-5/1/43,
value $255,400,000)
Wells Fargo Securities LLC	0.32	350,000,000	350,000,000
dated 10/31/16, due 11/1/16 in the
amount of $350,003,111 (fully
collateralized by $359,499,400 U.S.
Treasuries (including strips), 0%-
1.63%, due 7/20/17-10/31/23,
value $357,000,036)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 47.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Wells Fargo Securities LLC	0.34	3,150,000,000	3,150,000,000
dated 10/31/16, due 11/1/16 in the
amount of $3,150,029,750 (fully
collateralized by $6,837,783,833
Agency Mortgage-Backed Securities,
Interest Only, due 5/1/18-6/1/53,
value $3,213,000,000)
Total Repurchase Agreements
(cost $22,603,319,375)			22,603,319,375
Total Investments (cost $47,966,613,193)		100.8%	47,966,613,193
Liabilities, Less Cash and Receivables		(.8%)	(396,895,535)
Net Assets		100.0%	47,569,717,658

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2016 (Unaudited)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	47,966,613,193
Level 3 - Significant Unobservable Inputs	-
Total	47,966,613,193

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
October 31, 2016 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Government Agencies - 64.6%	Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
11/2/16	0.46	25,000,000		24,999,681
11/4/16	0.17	50,000,000		49,999,292
11/8/16	0.68	100,000,000	[a]	99,872,473
11/22/16	0.48	5,000,000		4,998,600
11/22/16	0.57	50,000,000	[a]	49,985,667
11/22/16	0.64	25,000,000	[a]	24,996,918
11/23/16	0.48	25,000,000		24,992,667
11/28/16	0.69	50,000,000	[a]	50,000,000
5/2/17	0.53	137,000,000		136,632,916
5/30/17	0.51	65,000,000		64,806,625
Federal Home Loan Bank:
11/1/16	0.15	80,000,000		80,000,000
11/1/16	0.54	50,000,000	[a]	49,997,266
11/2/16	0.40	100,000,000		99,998,889
11/3/16	0.25	320,000,000		319,995,555
11/8/16	0.60	100,000,000	[a]	100,000,000
11/15/16	0.61	100,000,000	[a]	100,000,000
11/16/16	0.28	100,000,000		99,988,333
11/18/16	0.29	50,000,000		49,993,271
11/22/16	0.81	50,000,000	[a]	50,000,000
11/23/16	0.26	50,800,000		50,791,928
11/25/16	0.28	225,700,000		225,657,869
11/25/16	0.62	66,000,000	[a]	66,000,000
11/28/16	0.35	100,000,000		99,974,125
11/30/16	0.34	100,000,000		99,972,611
12/5/16	0.29	75,000,000		74,979,812
12/16/16	0.30	50,000,000		49,981,250
12/21/16	0.30	25,000,000		24,989,757
12/22/16	0.31	50,000,000		49,978,396
12/29/16	0.30	100,000,000		99,951,667
1/6/17	0.35	109,850,000		109,779,332
1/25/17	0.35	500,000,000		499,584,444
1/27/17	0.36	150,000,000		149,868,775
3/6/17	0.45	25,000,000		24,960,937
Tennessee Valley Authority:
11/8/16	0.25	105,000,000		104,994,896
11/15/16	0.27	54,000,000		53,994,330
Total U.S. Government Agencies
(cost $3,266,718,282)				3,266,718,282
U.S. Treasury Floating Rate Notes - 3.5%
11/1/16	0.43	100,000,000	[a]	99,993,963
11/1/16	0.50	75,000,000	[a]	75,035,402
Total U.S. Treasury Floating Rate
Notes
(cost $175,029,365)				175,029,365

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U.S. Treasury Notes - 31.8%
11/30/16	0.28	600,000,000	600,277,926
12/15/16	0.18	150,000,000	150,079,615
12/31/16	0.43	160,000,000	160,047,657
12/31/16	0.44	100,000,000	100,071,642
12/31/16	0.45	100,000,000	100,469,627
1/15/17	0.32	100,000,000	100,083,472
1/31/17	0.44	25,000,000	25,165,000
2/28/17	0.39	99,000,000	99,846,977
4/30/17	0.52	50,000,000	50,085,979
4/30/17	0.53	100,000,000	99,981,602
5/31/17	0.50	50,000,000	50,034,185
6/30/17	0.53	70,000,000	70,862,236
Total U.S. Treasury Notes
(cost $1,607,005,918)			1,607,005,918
Total Investments (cost $5,048,753,565)		99.9%	5,048,753,565
Cash and Receivables (Net)		.1%	5,501,374
Net Assets		100.0%	5,054,254,939

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
October 31, 2016 (Unaudited)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	5,048,753,565
Level 3 - Significant Unobservable Inputs	-
Total	5,048,753,565

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 13, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)